Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Unrealized Gains and Losses on Available-for-Sale Securities, Beginning balance	$ (165)	$ (85)
Unrealized Gains and Losses on Available-for-Sale Securities, Other comprehensive (loss) income before reclassifications	(18)	(80)
Unrealized Gains and Losses on Available-for-Sale Securities, Ending balance	(183)	(165)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	(165)	(85)
Other comprehensive income before reclassifications	(18)	(80)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ (183)	$ (165)